Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Interest and similar income	£ 6,072	£ 5,905	£ 6,467
Interest expense and similar charges	(2,466)	(2,102)	(2,885)
Net interest income	3,606	3,803	3,582
Fee and commission income	1,170	1,222	1,188
Fee and commission expense	(421)	(415)	(418)
Net fee and commission income	749	807	770
Net trading and other income	188	302	443
Total operating income	4,543	4,912	4,795
Operating expenses before credit impairment losses, provisions and charges	(2,563)	(2,502)	(2,417)
Credit impairment losses	(153)	(203)	(67)
Provisions for other liabilities and charges	(260)	(393)	(397)
Total operating credit impairment losses, provisions and charges	(413)	(596)	(464)
Profit before tax	1,567	1,814	1,914
Tax on profit	(446)	(560)	(597)
Profit after tax	1,121	1,254	1,317
Attributable to:
Equity holders of the parent	1,082	1,215	1,272
Non-controlling interests	39	39	45
Profit after tax	£ 1,121	£ 1,254	£ 1,317